Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenues
Schedule of revenues

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Developer Services:
Subscription	160,722	173,523	196,813	26,963
Value-Added Services	74,509	31,129	32,825	4,497
Vertical Applications	93,591	85,580	86,532	11,855
Total revenues	328,822	290,232	316,170	43,315